UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21680

DIVIDEND CAPITAL REALTY INCOME ALLOCATION FUND
(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Derek Mullins, Secretary Dividend Capital Realty Income Allocation Fund 518 17th Street, Suite 1200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 228-2200

Date of fiscal year end:	September 30th

Date of reporting period:	June 30, 2006

Item 1 – Schedule of Investments

Statement of Investments	June 30, 2006 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Bond Rating Moody’s/S&P	Shares/Principal Amount	Value
COMMON STOCK 41.89%
Apartments 3.95%

Archstone-Smith Trust		5,500	$279,785
BRE Properties Inc.		35,200	1,936,000
Camden Property Trust		3,800	279,490
Essex Property Trust Inc.		19,500	2,177,370
Mid-America Apartment Communities Inc.		13,800	769,350
Post Properties Inc.		51,100	2,316,874
			7,758,869

Diversified / Miscellaneous 1.17%
Vornado Realty Trust		23,500	2,292,425

Healthcare 0.53%
Medical Properties Trust Inc.		94,400	1,042,176

Hotels 3.05%
Diamondrock Hospitality Co.		25,700	380,617
Highland Hospitality Corp.		27,500	387,200
Hilton Hotels Corp.		33,600	950,208
Host Hotels & Resorts Inc.		22,800	498,636
LaSalle Hotel Properties		31,500	1,458,450
Marriott International Inc.		12,200	465,064
Sunstone Hotel Investors Inc.		63,700	1,851,122
			5,991,297

Industrial 2.02%
First Potomac Realty Trust		54,900	1,635,471
ProLogis		44,900	2,340,188
			3,975,659

Mortgage - Commercial 9.11%
Anthracite Capital Inc.		242,200	2,945,152
Newcastle Investment Corp.		155,400	3,934,728
RAIT Investment Trust		135,000	3,942,000
Resource Capital Corp.		550,000	7,078,500
Resource Capital Corp. - Warrants*		55,000	0
			17,900,380

Mortgage - Residential 0.32%
American Home Mortgage Investment Corp.		17,000	626,620

Office - Central Business District 2.19%
Boston Properties Inc.		18,200	1,645,280
SL Green Realty Corp.		24,300	2,660,121
			4,305,401

Office - Suburban 2.02%
Alexandria Real Estate Equities Inc.		19,700	1,746,996
Corporate Office Properties Trust		17,700	744,816
Kilroy Realty Corp.		20,600	1,488,350
			3,980,162

Outlet Malls 0.11%
Tanger Factory Outlet Centers Inc.		6,800	220,116

Regional Malls 2.15%
General Growth Properties Inc.		40,000	1,802,400
Simon Property Group Inc.		29,300	2,430,142
			4,232,542

Self Storage 0.83%
Public Storage Inc.		21,600	1,639,440

1

Shopping Centers 0.92%
Federal Realty Investment Trust		9,100	$637,000
Kimco Realty Corp.		24,400	890,356
Regency Centers Corp.		4,500	279,675
			1,807,031

Specialty Finance 13.52%
Arbor Realty Trust Inc.		73,100	1,831,155
CBRE Realty Finance Inc. (1)(2)(4)		400,000	6,000,000
Deerfield Triarc Capital Corp.		261,800	3,398,164
Gramercy Capital Corp.		140,400	3,636,360
JER Investors Trust Inc.		189,600	2,948,280
KKR Financial Corp.		148,400	3,088,204
Taberna Realty Finance Trust (1) (2)(4)		378,300	5,674,500
			26,576,663

TOTAL COMMON STOCK (Cost $76,861,060)			82,348,781

PREFERRED STOCK 60.27%

Apartments 3.61%
Apartment Investment & Management Co.:
Series G, 9.375%(3)	Ba3/B+	76,800	1,994,112
Series R, 10.000% (3)	Ba3/B+	126,900	3,194,707
Series V, 8.000% (3)	Ba3/B+	75,700	1,909,063
			7,097,882

Diversified / Miscellaneous 3.15%
Crescent Real Estate Equities Co., Series B, 9.500%(3)	B3/B-	156,000	4,073,940
Sizeler Properties Investors, Inc., Series B, 9.750% (3)	NR/NR	81,900	2,122,438
			6,196,378

Hotels 19.60%
Ashford Hospitality Trust, Series A, 8.550% (3)	NR/NR	92,800	2,363,505
Boykin Lodging Company, Series A, 10.500%(3)	NR/NR	194,600	4,886,406
Eagle Hospitality Properties Trust Inc., Series A, 8.250%(3)	NR/NR	178,400	4,398,684
FelCor Lodging Trust Inc., Series C, 8.000%(3)	B2/CCC+	259,000	6,333,845
Hersha Hospitality Trust, Series A, 8.000%(3)	NR/NR	177,400	4,423,913
LaSalle Hotel Properties, Series A, 10.250%(3)	NR/NR	59,200	1,519,960
Strategic Hotel Capital Inc.:	NR/NR
Series A, 8.500%		152,000	3,847,500
Series C, 8.250%	NR/NR	250,000	6,273,450
Sunstone Hotel Investors Inc., Series A, 8.000% (3)	NR/NR	80,600	2,040,187
Winston Hotels Inc., Series B, 8.000%(3)	B3/NR	97,400	2,435,000
			38,522,450

Manufactured Housing 1.76%
Affordable Residential Communities Inc., Series A, 8.250%(3)	NR/NR	150,400	3,459,200

Mortgage - Commercial 6.79%
Anthracite Capital Inc., Series C, 9.375%(3)	NR/NR	118,500	3,084,709
Newcastle Investment Corp.:
Series B, 9.750%(3)	NR/NR	217,500	5,586,488
Series C, 9.750%(3)	NR/NR	140,000	3,442,600
RAIT Investment Trust, Series B, 8.375%	NR/NR	48,300	1,231,650
			13,345,447

Mortgage - Residential 16.16%
Accredited Mortgage Loan REIT Trust, Series A, 9.750% (3)	NR/NR	118,200	2,985,141
American Home Mortgage Investment Corp.:
Series A, 9.750%(3)	NR/NR	266,950	6,992,755
Series B, 9.250%	NR/NR	29,700	759,429
Anworth Mortgage Asset Corp., Series A, 8.625%(3)	NR/NR	86,300	2,079,399
Impac Mortgage Holdings Inc., Series C, 9.125%(3)	NR/NR	236,500	5,492,712
New Century Financial Corp., Series A, 9.125%(3)	NR/B	364,000	8,918,000
Novastar Financial Inc., Series C, 8.900%(3)	NR/NR	192,200	4,543,608
			31,771,044

2

Net Lease 4.49%
Entertainment Properties Trust:
Series A, 9.500%(3)	NR/NR	258,100	$6,646,075
Series B, 7.750%	NR/NR	8,000	190,520
Trustreet Properties, Inc., Series A, 7.720% (3)	B3/B	93,100	1,987,685
			8,824,280

Office - Suburban 2.88%
Brandywine Realty Trust, Series D, 7.500% (3)	NR/NR	47,000	1,175,000
Digital Realty Trust Inc., Series A, 8.500% (3)	NR/NR	174,300	4,493,681
			5,668,681

Specialty Finance 1.83%
Capital Lease Funding, Series A, 8.125% (3)	NR/NR	142,000	3,585,500

TOTAL PREFERRED STOCK (Cost $122,699,707)			118,470,862

COLLATERALIZED DEBT OBLIGATIONS 15.92%
CW Capital Cobalt II, Ltd.:
Series K, 8.650%, 04/26/2016 (1) (5) (7) (9)	Ba2/BB	4,000,000	4,000,000
Class P.S., 15.928%, 04/26/2016 (1) (5) (7) (8)	NR/NR	3,500,000	3,500,000
Sorin Real Estate CDO II Ltd., Series 2005 2A, Class H, 8.990%, 12/21/2015(1)(5)(7)(9)	NR/BB	7,500,000	7,500,000
Taberna Preferred Funding III Ltd., Class E, 9.650%, 11/05/2015(1)(2)(5)(7)(9)	NR/BB+	2,000,000	1,982,000
Taberna Preferred Funding V Ltd.:
Class B-IL, 7.900%, 02/05/2016(1)(5)(7)(9)	NR/BBB	3,000,000	3,000,000
Class B-2L, 9.900%, 02/05/2016(1)(5)(7)(9)	NR/BB	3,000,000	3,000,000
Vertical CRE CDO 2006-I, Ltd.:
Class G, 9.151%, 04/22/2013 (1) (5) (7) (9)	NR/BB+	6,500,000	6,500,000
Class P.S., 15.763%, 04/22/2013 (1) (5) (7) (8)	NR/NR	1,800,000	1,800,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost $31,300,000)			31,282,000

COLLATERALIZED LOAN OBLIGATIONS 8.34%
Babson CLO 2005-III, Ltd., 14.309%, 11/11/2019(1)(5)(7)(8)	NR/NR	13,000,000	13,000,000
Fraser Sullivan CLO I Ltd., 10.785%, 03/15/2017(1)(5)(7)(8)	NR/NR	3,400,000	3,400,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,400,000)			16,400,000

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.87%
LaSalle Commercial Mortgage Securities, Series 2005-MF1, Class N, 5.765%, 12/21/2023(1)(4)(7)	NR/NR	5,810,301	1,545,540
Wachovia Bank, Series 2005-C18, 4.702%, 10/13/2015 (1)(5)(7)	B1/B+	248,100	158,225

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost 2,865,236)			1,703,765

LOAN PARTICIPATIONS 2.95%
Mervyn’s Mezzanine Junior Loan Participation, 8.648% (9)	NR/NR	5,790,232	5,790,232

TOTAL LOAN PARTICIPATIONS (Cost 5,790,232)			5,790,232

U.S. GOVERNMENT OBLIGATIONS 4.70%
U.S. Treasury Notes, 2.375%, 08/15/2006 (6)		9,263,000	9,237,675

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $9,244,784)			9,237,675

3

NON-REGISTERED INVESTMENT COMPANIES 3.82%
INVESCO Navigator Fund(1)(4)	NR/NR	7,500	$7,500,000

TOTAL NON-REGISTERED INVESTMENT COMPANIES (Cost $7,500,000)			7,500,000

Total Investments 138.76% (Cost $272,661,019)			$272,733,315
Liabilities in Excess of Net Other Assets (38.76%)			(76,177,527)
NET ASSETS 100.00%			$196,555,788

* Non-income producting security

(1) Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(3) All or a portion of the shares held in this security are pledged as collateral for the borrowings under the Revolving Credit and Security Agreement.

(4) This security is considered illiquid by the investment adviser.

(5) This 144A security has been determined to be liquid by the investment adviser.

(6) The entire principal amount of this security is pledged as collateral for the total return swaps.

(7) The expected maturity date listed herein differs from the legal maturity date due to  the expected schedule of principal payments.

(8) This security represents a junior tranche whereby the holder is entitled to residual interest, if any, which can vary.  The rate listed is the investment adviser’s estimated rate of residual interest as of the reporting date.

(9) The coupon rate shown on floating or adjustable rate securities represents the rate at June 30, 2006.

4

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

Dividend Capital Realty Income Allocation Fund

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Dividend Capital Realty Income Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation.

Initial capitalization for the Fund was provided by Dividend Capital Investments LLC (the “Adviser”) as follows:

Organization Date	December 3, 2004
Initial Capitalization	February 15, 2005
Amount of Initial Capitalization	$100,068
Shares Issued at Capitalization	7,010
Shares Authorized	Unlimited
Public Offering Date	February 24, 2005

Security Valuation:

Pricing Procedures: All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Standard Time), on each day that the NYSE is open.

Securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). Domestic exchange-listed securities and non-NASDAQ equity securities not traded on a listed exchange are valued at the last sale price as of the close of the NYSE. In the absence of trading or a NOCP, such securities are valued at the mean of the bid and asked prices. In the event exchange quotations are not available for exchange traded securities, the Fund will obtain at least one price from an independent broker/dealer.

U.S. government and agency securities having a maturity of more than 60 days are valued at the mean between the bid and asked prices. Fixed income securities having a maturity of less than 60 days are valued at amortized cost. Other debt securities are valued at the price provided by an independent pricing service or, if such a price is not available, at the value provided by at least one quotation obtained from a broker/dealer. Securities issued by private funds are priced at the value most recently provided by the private fund or at the bid provided by a broker/dealer.

Foreign exchange traded securities are valued at the last sale price at the close of the exchange on which the security is primarily traded (except in certain countries where market maker prices are used). In the absence of trading, such securities are valued at the mean between the last reported bid and asked prices or the last sale price. Non-exchange traded foreign securities (including debt) are valued at a price provided by a pricing service or at the mean value between the bid and asked prices.

Exchange traded options, warrants and rights are valued at the last reported sale price at the close of the exchange on which the security it primarily traded. For non-exchange traded options and exchange traded options, warrants and rights for which no sales are reported, the mean between the bid and asked prices is used. For exchange traded options, warrants and rights and foreign exchange traded equity securities in which the markets are not closed at the time that the Fund prices its securities, snapshot prices provided by individual pricing services are used.

The price for futures contracts are the daily quoted settlement prices. Single security total return swaps in which the referenced security is traded on an exchange are valued at the last sale price at the time of close of the NYSE. In the absence of trading of a referenced security, the mean between the closing bid and asked prices will be used.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however, it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2006, securities which have been fair valued represented 29.63% of the Fund’s managed assets.

The following factors, among other relevant factors, may be considered when determining the fair value of a security: (1) Fundamental analytical data; (2) Forces which influence the market in which the security is sold, including the liquidity and depth of the market; (3) Type of security and the cost at date of purchase; (4) Most recent quotation received from a broker; (5) Transactions or offers with respect to the security; (6) Price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies; (7) Price and extent of public trading of the security on foreign exchanges; (8) Information on world financial markets and comparable financial products; (9) Size of the Fund’s holdings; (10) Financial statements of the issuer; (11) Analyst reports; (12) Merger proposals or tender offers; (13) Value of other financial instruments, including derivative securities, traded on other markets or among dealers; (14) Trading volumes on markets, exchanges or among dealers; (15) Values of baskets of securities traded on other markets, exchanges or among dealers; (16) Change in interest rates; (17) Observations from financial institutions; (18) Government (domestic or foreign) actions or pronouncements; (19) In the case of restricted securities, discount from market value of unrestricted securities of the same class at time of purchase, existence and anticipated timeframe of any undertaking to register the security and the size of the holding in relation to any unrestricted outstanding shares; (20) In the case of foreign securities, the country’s or geographic region’s political and economic environment, nature of any significant events, American Depository Receipt trading, Exchange-Traded Fund trading and Foreign currency exchange activity; (21) In the case of interests in private funds, the absence of transaction activity in interests in the private fund, extraordinary restrictions on redemptions, whether the private fund’s valuation procedures provide for valuation of underlying securities at market value or fair value, actual knowledge of the value of underlying portfolio holdings, review of audited financial statements and ongoing due diligence and monitoring; and (22) In the case of emergencies or other unusual situations, the nature and duration of the event, forces influencing the operation of the financial markets, likelihood of recurrence of the event, and whether the effects of the event are isolated or affect entire markets, countries or regions.

Significant Events: An event is significant if it causes the price for a security determined at the normal time for pricing that security to no longer reflect fair value at the time that the Fund determines its net asset value. A significant event is material (a “Material Significant Event”) if a fair valuation for the security would impact the Fund’s net asset value by more than one-half of one percent (0.5%). If a Material Significant Event has occurred, the Adviser will call a meeting of the Valuation Committee to determine a fair value for the security in accordance with the Fund’s Fair Valuation Procedures.

Risk of Concentration:

Because the Fund’s investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated in a single industry. If the securities of real estate companies as a group fall out of favor with the investors, the Fund could underperform funds that have greater industry diversification.

Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into forward foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. Currently, the Fund intends to invest only in those securities issued by North American issuers.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rate of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effects of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Distributions to Shareholders:

The Fund intends to make a level dividend distribution each month to Common Shareholders. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

2. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gain for financial reporting purposes.

At June 30, 2006 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate cost	$272,969,159
Gross unrealized appreciation	8,874,013
Gross unrealized depreciation	(9,109,856)
Net unrealized depreciation on investments	(235,844)
Net unrealized appreciation on swap transactions	6,718,524
Net unrealized depreciation on forward currency contracts	(42,049)
Net unrealized appreciation	6,440,631

3. INVESTMENTS IN INTEREST RATE AND TOTAL RETURN SWAPS

As of June 30, 2006, the Fund had entered into the following interest rate swap agreements:

Open Interest Rate Swap Contracts as of June 30, 2006

Counterparty	Underlying Notional	Fixed Rate Paid by the Fund at 06/30/06	Floating Rate Received by the Fund at 06/30/06*	Net Interest Receivable	Unrealized Appreciation
JPMorgan Chase	$27,000,000	4.09%	5.18%	$13,945	$1,276,541
JPMorgan Chase	27,000,000	3.89%	5.18%	16,495	790,818
Total					$2,067,359

*Based on LIBOR (London Interbank Offered Rate).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

Open Total Return Swap Contracts (“TRS”) (1) as of June 30, 2006

Counterparty: Royal Bank of Canada

				Unrealized
	Expiration	Notional	Underlying	Appreciation
Contract Type	Date	Shares	Notional	(Depreciation)
			($CAD)	($USD)
Alexis Nihon Real Estate Investment Trust TRS	3/27/2007	145,300	$1,940,859	$(20,537)
	4/17/2007	51,700	696,254	(12,390)
Allied Properties Real Estate Investment Trust TRS	1/25/2007	43,700	702,888	64,104
	1/25/2007	146,800	2,425,004	158,109
	3/27/2007	99,200	1,698,096	53,568
	4/17/2007	13,000	220,514	8,831
Boardwalk Real Estate Investment Trust TRS	1/18/2007	200,000	3,958,000	1,051,121
Calloway Real Estate Investment Trust TRS	3/27/2007	150,000	3,580,800	77,758
	5/7/2007	40,000	848,256	116,362
Canadian Hotel Income Properties Real Estate Investment Trust TRS	2/19/2007	270,700	3,153,899	337,246
	3/30/2007	134,400	1,568,085	165,463
	4/5/2007	15,900	185,033	20,003
Chartwell Senior Housing Real Estate Investment Trust TRS	1/18/2007	175,000	2,660,000	(199,327)
Firm Capital Mortgage Investment Funds TRS	1/25/2007	25,200	287,235	(34,313)
	1/25/2007	86,050	991,348	(126,613)
	1/25/2007	48,750	556,418	(67,056)
H&R Real Estate Investment Trust TRS	1/11/2007	250,000	4,975,000	690,583
	4/13/2007	25,000	442,748	118,164
Northern Property Real Estate Investment Trust TRS	1/25/2007	168,000	3,034,987	505,446
	5/7/2007	20,000	349,438	70,818
Primaris Retail Real Estate Investment Trust TRS	2/8/2007	328,000	4,876,704	406,543
	5/28/2007	2,000	26,973	4,957
RioCan Real Estate Investment Trust TRS	1/18/2007	500,000	10,425,000	354,260
Summit Real Estate Investment Trust TRS	1/25/2007	141,500	3,045,929	517,014
	1/25/2007	139,500	3,135,179	391,050
				$4,651,164

(1)  For each total return swap contract, the Fund receives the total return and dividend income on the underlying security and pays a floating rate based on three month Canadian LIBOR plus 0.75%

4. FOREIGN CURRENCY CONTRACTS

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:

Contracts to Sell – Canadian Dollar (CAD)

Expiration Date	Contract Amount ($CAD)	Unrealized Appreciation /(Depreciation) ($USD)
7/13/2006	$38,100	$(1,183)
7/17/2006	8,200	(286)
7/19/2006	112,100	(3,440)
7/26/2006	120,100	(3,690)
8/2/2006	7,500	(263)
8/10/2006	46,300	(1,427)
8/21/2006	30,100	(927)
9/27/2006	41,200	(1,706)
9/29/2006	28,400	(1,176)
10/13/2006	36,400	(1,146)
10/17/2006	7,700	(275)
10/19/2006	105,700	(3,286)
10/26/2006	116,200	(3,615)
11/2/2006	7,100	(255)
11/9/2006	46,500	(1,449)
11/20/2006	30,500	(952)
12/27/2006	41,100	(1,714)
12/29/2006	28,000	(1,167)
1/11/2007	37,200	(1,187)
1/17/2007	7,400	(271)
1/18/2007	106,500	(3,354)
1/25/2007	116,900	(3,683)
2/2/2007	6,700	(246)
2/8/2007	46,500	(1,468)
2/20/2007	30,500	(968)
3/27/2007	41,700	(1,744)
3/30/2007	28,000	(1,171)
Total Unrealized Depreciation		$(42,049)

Item 2 – Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Realty Income Allocation Fund

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: August 28, 2006

By:	/s/ Francis Gaffney
Francis P. Gaffney
Treasurer
(Principal Financial Officer)

Date: August 28, 2006